C19 Interest-bearing liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest-Bearing Liabilities

Interest-bearing liabilities

	2017	2016
Borrowings, current
Current part of non-current borrowings1)	89	4,954
Other borrowings, current	2,456	3,079

Total borrowings, current	2,545	8,033
Borrowings, non-current
Notes and bond loans	20,560	10,556
Other borrowings, non-current	9,940	8,097

Total borrowings, non-current	30,500	18,653

Total interest-bearing liabilities	33,045	26,686

1)	Including notes and bond loans of SEK 0 (4,900) million.

Summary of Notes, Bonds, Bilateral Loans and Committed Credit

Notes, bonds, bilateral loans and committed credit

								Unrealized hedge
	Nominal			Book value		Market value		gain/loss (included
Issued-maturing	amount	Coupon	Currency	(SEK million)		(SEK million)	Maturity date	in book value)
Notes and bond loans
2010–20201)	170		USD	1,394		1,488	December 23, 2020
2012–2022	1,000	4.125%	USD	8,180	2)	8,223	May 15, 2022	9
2017–2021	500	0.875%	EUR	4,897	2)	4,846	March 1, 2021	7
2017–2024	500	1.875%	EUR	4,862	2)	4,824	March 1, 2024	–7
2017–20251)	150		USD	1,227		1,432	December 22, 2025

Total notes and bond loans				20,560		20,813		9
Bilateral loans
2012–20213)	98		USD	805		830	September 30, 2021
2013–20204)	684		USD	5,609		5,724	November 6, 2020
2013–20233)	220		USD	1,797		1,972	June 15, 2023

Total bilateral loans				8,211		8,526

Committed credit
Long-term committed credit facility5)	2,000		USD	—		—	June 5, 2022

Total committed credit				—		—

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Interest rate swaps are designated as fair value hedges.
3)	Nordic Investment Bank (NIB), R&D project financing.
4)	European Investment Bank (EIB), R&D project financing.
5)	Multi-currency revolving credit facility. Unutilized.